STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

February 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Karen L. Rossotto

Re:       Advantage Funds, Inc.
            (Registration Nos:  33-51061 and 811-7123)

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 116 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 114 ("Amendment No. 114") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on December 30, 2013 for the purpose of implementing certain changes to the principal investment strategies of three series of the Company:  Dreyfus Global Absolute Return Fund (the "Absolute Return Fund"), Dreyfus Global Real Return Fund (the "Real Return Fund") and Dynamic Total Return Fund (the "Total Return Fund") (each a "fund" and collectively, the "funds").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 114 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on February 14, 2014 and to make certain other revisions.  The prospectuses for the funds and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 114.  The Amendment also serves as the annual registration statement update for two other series of the Company, Global Dynamic Bond Fund and Dreyfus Total Emerging Markets Fund, and the prospectuses for these series are marked to show changes from the currently-effective prospectuses.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

Prospectus

All Funds

Fund Summary—Fees and Expenses

1.                  Staff Comment:  In the footnote discussing the fee waiver/reimbursement, please complete the date of expiration, which must be at least one year after the effective date of the Amendment.  In addition, please clarify if the board of directors may terminate this waiver/reimbursement before such date.

Response:  March 1, 2015 has been added to each footnote as the date through which the expense limitation will remain effective.  The expense limitation may only be terminated prior to March 1, 2015 upon termination of the Management Agreement between the Company, on behalf of each fund, and The Dreyfus Corporation.

Fund Summary—Principal Investment Strategy

2.                  Staff Comment:  With respect to each fund's investment in fixed-income securities, please disclose the fund's policies regarding the credit quality, maturity and duration of such fixed-income securities.

Response:  The following sentence has been added to the prospectuses of each fund in Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach:  "The fund may invest in bonds and other fixed-income securities of any maturity or duration, and invests principally in bonds and other fixed-income securities rated investment grade."  For the Real Return Fund, we have not included the second half of the sentence – see the response to Comment No. 22.

3.                  Staff Comment:  With respect to the Absolute Return Fund and the Real Return Fund, the index used in the performance presentation is the Citi 30-day Treasury Bill Index.  Please explain to the Staff the rationale for selecting this index instead of the Citigroup World Government Bond Index and Morgan Stanley Capital International World Index used by the Total Return Fund, and explain why the index is an "appropriate broad-based securities market index" for each fund.

Response:  Unlike the Total Return Fund, the Absolute Return Fund and the Real Return Fund are absolute return funds which seek to provide returns that are largely independent of market movements and are not managed relative to the return of an index.  As a result, fund management does not believe that there is an "appropriate" index to compare the performance of the Absolute Return Fund and the Real Return Fund.  Please note that other funds within the funds' Lipper peer groups (used for the annual advisory agreement renewal review) use similar indexes for prospectus performance comparison purposes.  As examples, BlackRock Global Long/Short Credit Fund and Eaton Vance Parametric Option Absolute Return Strategy Fund use the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, MFS Absolute Return Fund uses the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index and Pioneer Dynamic Credit Fund uses the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index.

4.                  Staff Comment:  Please disclose each fund's policy with respect to investing in derivatives.  Include in this disclosure the percentage of net assets that the fund will allocate to derivatives and the specific types of derivatives the fund will use as part of its principal investment strategy.

Response:  The funds are not specifically limited in their ability to invest in derivatives (except as explained below), and the percentage of net assets allocated to derivatives will vary over time.

The following sentence has been added to the prospectuses of the Absolute Return Fund in Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach:  "The fund is not limited in its ability to invest in a specific asset class, such as equity or fixed-income, or to use derivative instruments."

The following sentence has been added to the prospectus of the Real Return Fund in Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach following the statement of the requirement to invest at least 10% of total assets in equity securities and at least 10% of total assets in fixed-income securities:  "Subject to such requirements, the fund is not otherwise limited in its ability to use derivative instruments."

The following sentence in Fund Details—Goal and Approach for the Total Return Fund has been revised and also added to Fund Summary—Principal Investment Strategy: "The fund's portfolio managers have considerable latitude in allocating the fund's assets and in selecting derivative instruments and securities to implement the fund's investment approach, and there is no limitation or requirement as to the amount of fund assets to be invested in any one asset class."

In addition, the first two sentences of the paragraph in Fund Details—Goal and Approach for each fund that describes specific derivative instruments that may be used by the fund and stating that the fund may use derivatives to a significant degree, have been repeated at the end of Fund Summary—Principal Investment Strategy for each fund.

Fund Summary—Principal Risks

5.                  Staff Comment:  The Total Return Fund lists Commodity sector risk as a principal risk of investing in the fund.  As the three funds have similar investment strategies, please consider whether Commodity sector risk should be added as a principal risk of investing in the Absolute Return Fund and the Real Return Fund.

Response:  Commodity sector risk has been added to Fund Summary—Principal Investment Risks in the Real Return Fund prospectus.  See also the response to Comment No. 23.

Absolute Return Fund

Fund Summary—Principal Investment Strategy

6.                  Staff Comment:  The fifth and sixth sentences state that the fund seeks to achieve investment exposure to global equity, bond and currency markets "primarily through" long and short positions in exchange-traded funds ("ETFs"), fixed-income securities, money market instruments and certain derivatives (futures, options, forward contracts and swap agreements).  If the fund will use other types of instruments to achieve the referenced investment exposure, please disclose those securities.

Response:  The fund does not intend to use other types of instruments as a principal investment strategy.

7.                  Staff Comment:  In connection with the "investment strategies" referenced in the first sentence, please add disclosure to Fund Summary—Principal Investment Strategy describing these investment strategies.

Response:  The following language from the fourth through eighth paragraphs in Fund Details—Goal and Approach has been added as a second and third paragraph of Fund Summary—Principal Investment Strategy:

The portfolio managers update, monitor and follow buy or sell recommendations from Mellon Capital Management Corporation's proprietary investment models.  The models can recommend selling a security if the relative attractiveness deteriorates or its valuation becomes excessive or risk associated with the security increases significantly.  The model also may recommend selling a security if an event occurs that contradicts the models' rationale for owning it, such as deterioration in the issuer's fundamentals.  In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere.  For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns.  For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among global bond markets. The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.  The portfolio managers determine the relative value of various asset classes, such as equities, bonds, currencies and cash, by comparing the assets' expected returns, risk and correlation and by incorporating relevant macroeconomic regime information.

Fund Summary—Principal Risks

8.                  Staff Comment:  In connection with Risks of stock investing being included as one of the principal risks of investing in the fund, please disclose the extent to which the fund will invest in stocks in Principal Investment Strategy.

Response:  The fund is not limited in its ability to invest in specific asset classes, such as equity securities, and the percentage of fund assets allocated to equity security exposure will vary over time.  Accordingly, we do not believe that it is practical or prudent to further specify the extent to which the fund will invest in, or otherwise have investment exposure to, equity securities.  The following sentence has been added to Fund Summary—Principal Investment Strategies and Fund Details—Goal and Approach:  "The fund is not limited in its ability to invest in a specific asset class, such as equity or fixed-income, or to use derivative instruments."

9.                  Staff Comment:  If the fund will invest in high yield investments as part of its principal investment strategy, please disclose this in Principal Investment Strategy and disclose the risks of investing in high yield investments in Principal Risks.

Response:  Please see the response to Comment No. 2.

10.              Staff Comment:  In Derivatives risk, please tailor the disclosure to describe the risks presented by derivatives in which the fund will  invest as a principal investment strategy.  In particular, please note that The Division of Investment Management has made a number of observations about derivative-related disclosure by investment companies by means of a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.  Please review the observations in that letter and revise your disclosure concerning the use and risks of derivatives, as appropriate.

Response:  We have reviewed the above-referenced letter.  Please note that Derivatives risk in Fund Details—Investment Risks is tailored to address the specific risks of the derivative instruments in which the fund may invest including those related to swap agreements, forward contracts, over-the-counter options and structured products.

11.              Staff Comment:  In connection with Short sale risk being included as one of the principal risks of investing in the fund, please disclose how the fund will use short sales and describe the process of selling a security short in Principal Investment Strategy.  Additionally, please confirm that substitute dividend and interest expenses on securities sold short are included in the fee table, and if such expenses are significant, please break them out as a separate line item.

Response:  The fund will not sell securities short as a principal investment strategy.  Short sale risk has been removed from Fund Summary—Principal Risks and moved to the second set of risks as an additional risks in Fund Details—Investment Risks.  This response also applies to the Total Return Fund.

Any substitute dividend and interest expenses on securities sold short are included as a part of "Other Expenses" in the fee table.  Should such expenses become significant in future periods, they will be broken out as a separate line item.

12.              Staff Comment:  Please include ETF risk as a principal risk of investing in the fund.

Response:  The following paragraph has been added to Principal Risks:

ETF risk.   ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.  The fund will incur brokerage costs when purchasing and selling shares of ETFs.

In addition, ETF and other investment company risk in Fund Details—Investment Risks has been moved from the second set of risks as an additional risk to the first set of risks as a principal risk.  This response also applies to the Total Return Fund.

Fund Summary—Management

13.              Staff Comment:  The third sentence states:  "Messrs. Dagioglu and Stavena have been primary portfolio managers of the fund since its inception."  Please replace "inception" with the year that Messrs. Dagioglu and Stavena became portfolio managers of the fund.

Response:  The requested change has been made.

Fund Details—Goal and Approach

14.              Staff Comment:  Please clarify whether the fund's investment objective may be changed without a shareholder vote and, if so, whether shareholders will be provided with sixty days' notice in the event of a change in the fund's investment objective.

Response:  The fund's objective may not be changed without a shareholder vote.

Shareholder Guide—Buying and Selling Shares

15.              Staff Comment:  Please confirm to us that, for purposes of calculating net asset value, the fund will value derivative instruments at their market (and not notional) value.

Response:  The market value of derivative instruments (not the notional value) is used for purposes of calculating net asset value.

Financial Highlights

16.              Staff Comment:  Please include the fund's portfolio turnover rate for each class.

Response:  Since the fund's investments have consisted of derivative instruments, short-term U.S. government securities and a money market fund, portfolio turnover cannot be calculated in accordance with Item 13(a) of Form N-1A.

Real Return Fund

Fund Summary—Principal Investment Strategy

17.              Staff Comment:  The first sentence of the second paragraph states that the asset classes to which the fund may allocate its assets include commodities.  Please disclose how the fund will obtain exposure to commodities (i.e., directly or through derivative instruments).

Response:  Please note that the second sentence of the referenced paragraph states that "[t]he fund obtains investment exposure to these asset classes by investing in securities as well as through derivative instruments."  The fund does not intend to purchase physical commodities (e.g., agricultural products or precious metals) directly.

18.              Staff Comment:  The first sentence of the second paragraph states that the fund invests in "alternative or non-traditional asset classes and strategies."  Please clarify this disclosure.

Response:  This phrase refers to types of investments other than those listed in the first part of the referenced sentence, which are equities, bonds, cash, real estate, commodities and currencies.  As an example, as of October 31, 2013, the fund's investment holdings included volatility index options.  The referenced sentence has been revised as follows "… alternative or non-traditional asset classes and strategies, primarily those accessed through derivative instruments."  We have added disclosure to Fund Summary—Principal Investment Strategies regarding specific derivative instruments that may be used for this purpose.  See the response to Comment No. 4.

19.              Staff Comment:  With respect to the fund's investment in equity securities, please disclose the market capitalization of the securities in which the fund  invests.  If appropriate, please also disclose in Principal Risks any risks associated with investment in small and mid-cap stocks.

Response:  We have revised the following sentence in Fund Details—Goal and Approach and repeated it as the fourth sentence in Fund Summary—Principal Investment Strategy:  "The fund may invest in, or otherwise have investment exposure to, the securities of companies of any market capitalization."  We have also added this language to Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach for the Absolute Return Fund and the Total Return Fund.

For the Real Return Fund, we also have moved the Small and midsize company risk disclosure, currently included as an additional risk in the second part of Fund Details—Investment Risks, to the first part of Fund Details—Investment Risks as a principal risk and included a summary version in Fund Summary—Principal Risks.

20.              Staff Comment:  Please add additional disclosure describing the fund's "actively-managed multi-asset strategy," including how fund management decides to sell securities.

Response:  The following language from  Fund Details—Goal and Approach has been added as the last sentence of the second paragraph:  "The portfolio managers generally will sell investments when themes change or when the portfolio managers determine that a particular market or sector is no longer considered attractive in absolute terms, a company's prospects have changed or the investment is fully valued by the market."

21.              Staff Comment:  Please revise the last sentence of the third paragraph as follows: "the fund's portfolio managers seek what they believe to be attractively priced companies . . . ."

Response:  The requested change has been made.

Fund Summary—Principal Risks

22.              Staff Comment:  The last sentence of Credit risk contains disclosure about the risk of high yield or "junk" bonds.  If the fund will invest in high yield investments as part of its principal investment strategy, please disclose this in Principal Investment Strategy.

Response:  The fund does not intend to invest in high yield securities as a part of its principal investment strategy.  Please note the following disclosure from the fifth paragraph of Fund Details–Goal and Approach:  "The fund typically invests in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by the sub-adviser, but may invest selectively in securities rated below investment grade or the unrated equivalent as determined by the sub-adviser ("high yield" or "junk" bonds) at the time of purchase."  We have removed the referenced sentence from Credit risk in Fund Summary–Principal Risks.

23.              Staff Comment:  Please include appropriate risk disclosure with respect to the fund's investments in real estate, commodities and "non-traditional asset classes and strategies."

Response:  The risk factors Commodity sector risk and Real estate sector risk, currently in Fund Details—Investment Risks as additional risks, have been moved up as primary risks and also have been added to Fund Summary—Principal Risks.  We believe that risks associated with "non-traditional asset classes and strategies" are sufficiently disclosed in Derivatives risk.

Fund Details—Goal and Approach

24.              Staff Comment:  Please disclose what types of commodities the fund expects to invest in (e.g., precious metals, corn, oil, etc.).  Additionally, please disclose how the fund will obtain exposure to commodities (i.e., directly or through derivatives).

Response:  The following has been added:  "The fund's commodity-related investments may include, but are not limited to, those providing investment exposure to precious metals, natural resources or agricultural products."  We have also added this language for the Total Return Fund.

Please note that the third sentence of the second paragraph states:  "The fund obtains investment exposure to [asset classes including commodities] by investing in securities and through derivative instruments."  The fund does not intend to invest in physical commodities directly.  See the response to Comment No. 17.

25.              Staff Comment:  The fifth paragraph describes the fund's investments in depositary receipts, real estate investment trusts ("REITs") and fixed-income securities.  If the fund uses these instruments as part of its principal investment strategy, please include appropriate disclosure in the summary section.

Response:  Investments in depositary receipts and REITs are not part of the fund's principal investment strategy.  Regarding fixed-income securities, please note that Fund Summary–Principal Investment Strategy currently states that the fund "allocates its investments among global equities, bonds and cash . . . ." and that Interest rate risk and Credit risk are currently included as principal risks.  As such, we do not believe additional disclosure regarding fixed-income securities is necessary.

26.              Staff Comment:  The fifth paragraph describes the fund's investments in ETFs.  If the fund uses ETFs as part of its principal investment strategy, please include appropriate disclosure in the summary section.

Response:  Investments in ETFs are not a principal investment strategy of the fund.

27.              Staff Comment:  The last paragraph states that the fund "may use to a significant degree derivative instruments."  Please add this disclosure to the summary section.

Response:  The requested change has been made.  Please see the response to Comment No. 4.

28.              Staff Comment:  If the fund's investments in structured notes include collateralized debt obligations, please so disclose.

Response:  The fund will not invest in collateralized debt obligations as a principal investment strategy.

29.              Staff Comment:  Considering the fund's principal investment strategy, please consider whether Real estate sector risk and Commodity sector risk should be principal rather than additional risks of the fund.

Response:  See the response to Comment No. 23.

30.              Staff Comment:  The following disclosure appears in Fund Details—Goal and Approach for the Total Return Fund: "The portfolio managers seek to identify opportunities in commodity markets by measuring and evaluating inventory and term structure, hedging and speculative activity as well as momentum.  The investment process combines fundamental and momentum signals in a quantitative framework."  Please consider adding this disclosure for the Real Return Fund in Fund Details—Goal and Approach.

Response:  The referenced disclosure is not applicable to the Real Return Fund, which is managed by a different sub-investment adviser than the sub-investment adviser for the Total Return Fund.

Dynamic Total Return Fund

Fund Summary—Fees and Expenses

31.              Staff Comment:  Please confirm that substitute dividend and interest expenses on securities sold short are included in the fee table, and if such expenses are significant, please break them out as a separate line item.

Response:  See the response to Comment No. 11 for the Absolute Return Fund, which also applies for the Dynamic Total Return Fund.

Fund Summary—Principal Investment Strategy

32.              Staff Comment:  The third sentence currently states that the fund may take both long and short positions in ETFs.  Please review the disclosure and confirm that short positions in ETFs are part of the fund's principal investment strategy.

Response:  While the fund does not intend to sell short shares of ETFs directly as a principal investment strategy, the fund may have short exposure to an ETF through other means such as entering into a swap agreement in respect of an ETF.  We have taken Short sale risk out of Fund Summary—Principal Risks and moved it to the list of additional risks in Fund Details—Investment Risks.  This response also applies to the Absolute Return Fund.

33.              Staff Comment:  Please add disclosure regarding the investment strategy used for the fund.

Response:  The following language from Fund Details—Goal and Approach has been added to Fund Summary—Principal Investment Strategy:

The portfolio managers update, monitor and follow buy or sell recommendations from Mellon Capital Management Corporation's proprietary investment models.  The models can recommend selling a security if the relative attractiveness deteriorates or its valuation becomes excessive or risk associated with the security increases significantly.  The model also may recommend selling a security if an event occurs that contradicts the models' rationale for owning it, such as deterioration in the issuer's fundamentals.  In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere.  For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns.  For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among global bond markets.  The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.  The portfolio managers seek to identify opportunities in commodity markets by measuring and evaluating inventory and term structure, hedging and speculative activity as well as momentum.  The investment process combines fundamental and momentum signals in a quantitative framework.

SAI

Investment Restrictions—Fundamental Policies

34.              Staff Comment:  Please review the introductory paragraph and consider revising it to clarify its meaning (e.g., by removing the double negative).

Response:  We have revised the referenced paragraph as requested.

35.              Staff Comment:  Please supplementally confirm that the correct fundamental policy regarding commodities is listed for the Total Return Fund, and please explain how the fundamental policy is consistent with the fund's investment strategy.  Additionally, please supplementally confirm that the fund is not gaining exposure to commodities through a Cayman Island subsidiary.

Response:  As the result a scrivener's error, the referenced fundamental policy was inadvertently changed in the SAI from the policy in the fund's SAI at the time of effectiveness of the fund's initial registration.  We have corrected the policy as follows (changing "physical commodities contracts" to "commodities contracts"):  "Invest in physical commodities or commodities contracts, except that the fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments."  This policy states that the fund will not invest in physical commodities, which is true.  The fund does not intend to purchase physical commodities (e.g., agricultural products or precious metals) directly, but will obtain investment exposure through investments in securities and/or derivative instruments as described in the policy.  The fund does not have a Cayman Islands or other subsidiary.

*    *    *    *    *

We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.  We hope the Staff finds that this letter and the revisions to the prospectuses and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:        Janna Manes